Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities (Details) € in Thousands, $ in Thousands				1 Months Ended		4 Months Ended	12 Months Ended
	Aug. 24, 2022 EUR (€)	Aug. 24, 2022 USD ($)	Aug. 23, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Aug. 24, 2022 USD ($)	Aug. 23, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination
Investment in equity method investees						€ 773,724	€ 773,724					€ 786,905	€ 761,113
Remeasurement gain							148,202
Non-controlling interests recorded						188,469	188,469					120,197	€ 37,140
Intangible assets acquired in business combination						54,909	54,909
Goodwill						705,524	705,524					€ 444,835
Amount of profit (loss) contributed by acquirees since acquisition date							(14,889)
InterWell Health LLC
Disclosure of detailed information about business combination
Percentage of interest owned			46.00%
Investment in equity method investees			€ 19,499								$ 19,370
Fair value of investment in InterWell Health, Inc.			€ 176,600								$ 175,434
NewCo
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	75.00%									75.00%
Fair value of consideration transferred	€ 401,066									$ 398,419
Fair value of investment in InterWell Health, Inc.	176,600									175,434
Non-controlling interests recorded	188,030									186,789
Put option liabilities	608,150					565,787	565,787		$ 603,469	604,137
Intangible assets acquired in business combination	€ 54,277									53,919
Weighted average useful life of intangible assets acquired in business combination	10 years	10 years
Goodwill	€ 663,933									659,550
Impairment on long-lived assets transferred to acquiree after business combination							67,447	$ 71,025
Transaction-related costs							24,367	25,660
Amount of profit (loss) contributed by acquirees since acquisition date						€ (18,094)
Increase (decrease) in net income of combined entity as if combination occurred at beginning of period							(34,239)
NewCo | Cricket Health, Inc
Disclosure of detailed information about business combination
Fair value of consideration transferred	262,505									260,772
NewCo | InterWell Health LLC
Disclosure of detailed information about business combination
Fair value of consideration transferred	€ 138,561									$ 137,647
NewCo | InterWell Health LLC
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	7.00%									7.00%
Remeasurement gain							148,202	$ 156,064
Currency translation adjustment reversal on disposal of investment							€ 364
NewCo | Fresenius Health Partners, Inc
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	68.00%									68.00%
Non-controlling interest recognised on equity transaction	€ 4,947	$ 4,914
Currency translation adjustment recognised on equity transaction	851
Additional paid-in capital recorded on equity transaction	€ 396,119	$ 393,505
NewCo | Acumen Physician Solutions, LLC
Disclosure of detailed information about business combination
Working capital transferred to acquiree after business combination				€ 1,845	$ 1,824
NewCo | Cricket Health, Inc
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	17.00%									17.00%
NewCo | InterWell Health LLC
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	8.00%									8.00%